STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 42.3%
Argentina - .4%
Argentine Republic, Sr. Unscd. Bonds		6.88	4/22/2021	11,420,000		10,286,565
Australia - 3.3%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	8,381,000		7,692,320
Australia, Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/2039	21,827,000		19,001,246
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	55,129,000		47,175,461
New South Wales, Govt. Gtd. Notes	AUD	3.52	11/20/2025	6,226,300		6,528,804
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/2032	4,394,000		3,862,436
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/2026	2,889,000		2,548,886
					86,809,153
Austria - .3%
JBS Investments, Gtd. Notes		7.25	4/3/2024	7,291,000		7,582,640
Azerbaijan - .2%
Republic of Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	4,982,000		5,319,351
Brazil - 1.2%
Brazilian, Sr. Unscd. Bonds		4.88	1/22/2021	30,683,000		31,856,625
Canada - 1.6%
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	6/15/2027	54,570,000	[b]	42,784,815
Cayman Islands - .1%
Dwr Cymru Financing, Scd. Notes	GBP	1.86	3/31/2048	199,078	[c]	448,264
Sable International Finance, Gtd. Notes		6.88	8/1/2022	1,424,000	[b]	1,473,840
					1,922,104
Colombia - .2%
Colombia, Bonds	COP	7.50	8/26/2026	18,841,100,000		6,388,377
Costa Rica - .2%
Costa Rica, Sr. Unscd. Notes		4.25	1/26/2023	5,304,000		5,277,533
Dominican Republic - .3%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	4,436,000		5,251,159
Dominican Republic, Sr. Unscd. Bonds		7.50	5/6/2021	2,888,667		3,046,850
					8,298,009
Ecuador - .0%
Ecuador, Sr. Unscd. Bonds		10.50	3/24/2020	1,117,000		1,158,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 42.3% (continued)
Ethiopia - .2%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	4,975,000		5,178,930
France - 1.4%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	7,846,000	[b]	8,318,329
BNP Paribas, Jr. Sub. Bonds	EUR	6.13	6/17/2022	2,362,000		2,915,350
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	8,036,000		8,906,741
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	800,000		1,064,066
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	8,180,000		8,758,449
Societe Generale, Jr. Sub. Notes		8.00	9/29/2025	6,056,000	[b]	6,734,908
					36,697,843
Germany - .2%
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.25	8/15/2028	2,166,933		2,569,128
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	1.25	8/15/2048	1,809,195		2,643,820
					5,212,948
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000		2,304,988
Indonesia - .4%
Indonesia, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/2036	71,476,000,000		5,362,867
Indonesia, Sr. Unscd. Notes		4.10	4/24/2028	4,890,000	[d]	5,234,308
					10,597,175
Italy - .5%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	8,076,000	[b]	8,052,620
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	4,365,000		4,399,920
					12,452,540
Jersey - .3%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	6,454,000		7,964,127
Mexico - 2.0%
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	241,962,000		12,775,392
Mexican Bonos, Bonds, Ser. M	MXN	8.00	11/7/2047	107,910,200		5,683,180
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	242,608,500		12,692,550
Mexican Bonos, Bonds, Ser. M20	MXN	10.00	12/5/2024	204,986,300		11,977,806
Mexico, Sr. Unscd. Bonds		8.30	8/15/2031	50,000		70,625
Mexico, Sr. Unscd. Notes		3.75	1/11/2028	9,300,000	[d]	9,427,875
					52,627,428
Mongolia - .2%
Mongolia, Sr. Unscd. Notes		10.88	4/6/2021	4,439,000		4,927,290
Morocco - .4%
Morocco, Sr. Unscd. Notes		4.25	12/11/2022	8,959,000		9,364,744
Netherlands - .5%
Fiat Chrysler Automobiles, Sr. Unscd. Notes		4.50	4/15/2020	859,000		866,516

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 42.3% (continued)
Netherlands - .5% (continued)
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	2,840,000		2,965,431
InterXion Holding, Gtd. Notes	EUR	4.75	6/15/2025	887,000		1,070,983
Telefonica Europe, Gtd. Bonds, Ser. NC5	EUR	3.00	9/4/2023	7,500,000		8,511,931
					13,414,861
New Zealand - 1.6%
New Zealand, Sr. Unscd. Bonds	NZD	2.54	9/20/2040	14,000,000		12,603,884
New Zealand, Sr. Unscd. Bonds, Ser. 427	NZD	4.50	4/15/2027	27,102,000		21,962,900
New Zealand, Sr. Unscd. Bonds, Ser. 437	NZD	2.75	4/15/2037	9,655,000		7,202,450
					41,769,234
Peru - .4%
Peruvian, Sr. Unscd. Bonds		8.75	11/21/2033	3,199,000		5,230,365
Peruvian, Sr. Unscd. Notes	PEN	6.35	8/12/2028	15,885,000		5,516,381
					10,746,746
Saudi Arabia - .5%
Saudi, Sr. Unscd. Notes		4.38	4/16/2029	12,357,000		13,657,389
Spain - .9%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	4,800,000		5,546,102
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	5,600,000		6,546,684
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	6,200,000		6,568,562
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	4,000,000		4,545,785
					23,207,133
United Kingdom - 1.5%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/2024	151,000	[c]	381,712
British Telecommunications, Sr. Unscd. Notes	GBP	3.50	4/25/2025	533,000	[c]	1,415,822
High Speed Rail Finance 1, Sr. Scd. Notes	GBP	1.57	11/1/2038	314,862	[c]	547,785
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	6,621,000		7,995,548
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/2027	1,218,897	[c]	2,071,603
Scotland Gas Networks, Sr. Unscd. Notes, Ser. A2S	GBP	2.13	10/21/2022	300,000	[c]	601,605
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	3,960,000	[c]	10,188,695
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		101,059
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	2,853,846		4,560,337
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	1,169,000		1,475,998
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	9,269,000		10,162,438
					39,502,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 42.3% (continued)
United States - 23.2%
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	4,848,000	[b]	5,072,220
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/2024	3,759,000		3,867,071
CenturyLink, Sr. Unscd. Notes, Ser. V		5.63	4/1/2020	66,000		67,113
CommScope, Sr. Scd. Notes		5.50	3/1/2024	3,224,000	[b]	3,280,420
Laureate Education, Gtd. Notes		8.25	5/1/2025	7,032,000	[b]	7,682,460
Post Holdings, Gtd. Notes		5.50	3/1/2025	3,885,000	[b]	4,054,969
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	1,182,000		1,464,702
Reynolds Group Issuer, Sr. Scd. Notes		5.75	10/15/2020	4,605,200		4,627,673
Rockies Express Pipeline, Sr. Unscd. Notes		5.63	4/15/2020	2,832,000	[b]	2,900,802
Sprint, Gtd. Notes		7.13	6/15/2024	2,937,000		3,212,344
Sprint Capital, Gtd. Notes		8.75	3/15/2032	7,168,000		8,933,120
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	8,151,000		8,312,308
T-Mobile USA, Gtd. Notes		6.00	4/15/2024	5,699,000		5,962,636
U.S. Treasury Bonds		3.00	2/15/2049	24,035,600	[d]	26,363,110
U.S. Treasury Bonds		3.38	11/15/2048	112,562,800		132,369,016
U.S. Treasury Notes		1.63	12/31/2019	248,846,200		248,331,011
U.S. Treasury Notes		2.75	9/30/2020	138,529,100		139,708,761
					606,209,736
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		6.75	1/29/2020	3,828,000		3,900,739
Total Bonds and Notes (cost $1,066,051,561)				1,107,420,524
Description				Shares		Value ($)
Common Stocks - 32.8%
Australia - .5%
Newcrest Mining				499,744		11,934,063
Canada - 1.6%
Barrick Gold				905,254	[d]	14,719,430
Intact Financial				256,134		23,874,530
Suncor Energy				157,213		4,511,029
					43,104,989
Denmark - .7%
Orsted				201,621	[b]	18,365,059
France - 2.0%
Thales				147,806		16,656,388
Total				200,666		10,397,876
Vivendi				890,418		24,748,386
					51,802,650
Germany - 3.4%
Bayer				204,087		13,255,705
Deutsche Wohnen				660,061		24,284,241

Description	Shares	Value ($)
Common Stocks - 32.8% (continued)
Germany - 3.4% (continued)
LEG Immobilien	214,305	24,839,341
SAP	211,260	26,206,335
		88,585,622
Guernsey - .1%
Amedeo Air Four Plus	3,691,487	3,997,701
Hong Kong - 2.3%
AIA Group	3,917,600	39,933,304
Link	1,705,000	19,882,334
		59,815,638
India - .3%
ITC, GDR	1,697,617	6,688,611
Ireland - .8%
Accenture, Cl. A	115,436	22,230,665
Japan - .8%
Suzuki Motor	555,000	21,671,808
Netherlands - 1.1%
Royal Dutch Shell, Cl. B	604,830	19,089,682
Wolters Kluwer	128,757	9,328,942
		28,418,624
South Korea - 1.5%
Macquarie Korea Infrastructure Fund	1,967,077	19,387,554
Samsung SDI	92,196	19,320,680
		38,708,234
Sweden - .4%
Swedbank, Cl. A	687,267	9,380,126
Switzerland - 3.1%
ABB	934,079	17,556,878
Alcon	273,097	[e] 15,795,637
Novartis	306,542	28,109,625
Zurich Insurance Group	53,915	18,751,499
		80,213,639
United Kingdom - 6.9%
Associated British Foods	363,252	10,659,719
BAE Systems	3,082,402	20,492,469
Barclays	3,055,233	5,732,832
Diageo	334,460	13,955,238
Ferguson	268,344	19,985,593
Informa	1,002,057	10,580,294
Linde	132,599	25,363,537
Lloyds Banking Group	6,074,405	3,934,304
Prudential	857,067	17,676,061
RELX	677,630	16,072,380
Royal Bank of Scotland Group	1,727,226	4,562,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 32.8% (continued)
United Kingdom - 6.9% (continued)
Unilever			352,160		20,313,133
US Solar Fund			12,008,760		12,308,979
				181,636,773
United States - 7.3%
Abbott Laboratories			166,267		14,481,856
Cisco Systems			474,017		26,260,542
CMS Energy			370,990		21,599,038
Ecolab			61,439		12,394,089
Eversource Energy			420,567		31,904,213
General Electric			897,624		9,380,171
International Flavors & Fragrances			84,050	[d]	12,102,360
Microsoft			210,356		28,665,212
Newmont Goldcorp			353,654		12,915,444
PepsiCo			167,604		21,421,467
				191,124,392
Total Common Stocks (cost $710,018,515)			857,678,594
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .3%
Call Options - .3%
S&P 500 Index, Contracts 1,103 (cost $8,995,858)	3,050	12/20/2019	4,575,000		7,577,610
			Shares
Exchange-Traded Funds - 4.0%
United States - 4.0%
Invesco DB Gold Fund ETF			509,414	[d]	22,006,685
iShares JP Morgan USD Emerging Markets Bond Fund ETF			174,758		19,866,489
VanEck Vectors Gold Miners ETF			2,352,911		62,352,142
Total Exchange-Traded Funds (cost $96,757,615)			104,225,316

Preferred Stocks - .6%
South Korea - .6%
Samsung Electronics (cost $17,345,444)	3.89		543,545		16,933,411
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 7.0%
U.S. Government Securities
U.S. Treasury Bills (cost $182,008,597)	2.08	9/12/2019	182,444,300	[f]	182,032,786

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 6.8%
United Kingdom - 1.5%
Greencoat UK Wind		14,033,456	23,605,294
Riverstone Credit Opportunities Income		3,871,998	3,871,998
The Aquila European Renewables Income Fund		9,184,459	10,700,974
			38,178,266
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.28	140,170,465	[g] 140,170,465
Total Investment Companies (cost $177,840,678)		178,348,731

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $16,346,275)	2.28	16,346,275	[g] 16,346,275
Total Investments (cost $2,275,364,543)		94.4%	2,470,563,247
Cash and Receivables (Net)		5.6%	146,469,254
Net Assets		100.0%	2,617,032,501

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

AUD—Australian Dollar

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $108,720,442 or 4.15% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $65,198,174 and the value of the collateral held by the fund was $67,440,318, consisting of cash collateral of $16,346,275 and U.S. Government & Agency securities valued at $51,094,043.

e Non-income producing security.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
FTSE China A50 Index	3,872	8/19	52,970,501	52,756,000	(214,501)
Futures Short
DJ Euro Stoxx 50	2,376	9/19	88,709,315[a]	91,058,632	(2,349,317)
E-mini Russell 2000	304	9/19	23,219,188	23,965,840	(746,652)
FTSE 100	77	9/19	6,825,404[a]	7,056,220	(230,816)
Standard & Poor's 500 E-mini	620	9/19	89,837,219	92,451,300	(2,614,081)
Gross Unrealized Depreciation				(6,155,367)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
CIBC World Markets Corp.
Canadian Dollar	3,068,022	United States Dollar	2,329,044	8/16/19	(3,673)
Japanese Yen	176,391,460	United States Dollar	1,641,159	10/16/19	(10,223)
British Pound	28,477,000	Euro	32,414,153	8/16/19	(1,270,996)
Citigroup
Hong Kong Dollar	2,396,378	United States Dollar	307,517	8/16/19	(1,324)
Swiss Franc	3,868,782	United States Dollar	3,941,021	8/16/19	(45,330)
United States Dollar	715,366	Swiss Franc	716,750	8/16/19	(6,370)
New Zealand Dollar	2,950,028	United States Dollar	1,967,715	8/16/19	(30,044)
J.P. Morgan Securities
United States Dollar	147,862,418	British Pound	118,097,105	10/16/19	3,706,952
United States Dollar	50,033,760	New Zealand Dollar	75,732,283	8/16/19	290,433
Euro	5,114,384	United States Dollar	5,777,079	10/16/19	(79,811)
United States Dollar	1,319,945	Euro	1,176,660	10/16/19	9,181
Swiss Franc	16,249,381	United States Dollar	16,505,051	8/16/19	(142,647)
United States Dollar	1,288,833	Swiss Franc	1,251,744	8/16/19	28,382
United States Dollar	91,832,227	Canadian Dollar	123,377,434	8/16/19	(1,680,245)
United States Dollar	3,669,127	Japanese Yen	396,869,074	10/16/19	(370)
United States Dollar	5,070,572	Australian Dollar	7,358,136	9/17/19	30,292
United States Dollar	25,703	Euro	23,075	8/2/19	155
RBS Securities
United States Dollar	298,974,963	Euro	264,889,041	10/16/19	3,896,665
State Street Bank and Trust Company
Euro	18,811,913	United States Dollar	21,164,224	10/16/19	(208,327)
British Pound	7,500,241	United States Dollar	9,406,475	10/16/19	(251,291)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company (continued)
United States Dollar	29,984,327	South Korean Won	35,066,669,605	8/16/19	330,108
New Zealand Dollar	20,264,770	United States Dollar	13,572,196	8/16/19	(261,663)
United States Dollar	34,716	British Pound	28,538	8/1/19	10
Australian Dollar	72,055,234	United States Dollar	50,626,391	9/17/19	(1,268,973)
United States Dollar	139,329,086	Australian Dollar	199,538,539	9/17/19	2,646,343
Swiss Franc	24,047,394	United States Dollar	24,644,539	8/16/19	(429,882)
United States Dollar	107,964,326	Swiss Franc	108,771,189	8/16/19	(1,563,426)
Swedish Krona	6,554,617	United States Dollar	697,685	10/16/19	(15,375)
United States Dollar	4,487,990	Euro	3,968,195	8/16/19	89,468
Canadian Dollar	6,908,890	United States Dollar	5,210,884	8/16/19	25,628
Hong Kong Dollar	28,375,573	United States Dollar	3,631,238	8/16/19	(5,601)
United States Dollar	55,807,890	Hong Kong Dollar	437,216,521	8/16/19	(56,654)
Japanese Yen	3,035,040,342	Euro	24,869,905	10/16/19	358,018
United States Dollar	3,409,828	Euro	3,060,744	8/1/19	21,313
UBS Securities
Hong Kong Dollar	25,948,280	United States Dollar	3,321,679	8/16/19	(6,185)
United States Dollar	403,073	British Pound	328,203	10/16/19	2,451
British Pound	328,203	United States Dollar	401,637	8/1/19	(2,490)
United States Dollar	3,733,216	New Zealand Dollar	5,727,249	8/16/19	(28,620)
Swedish Krona	12,408,000	United States Dollar	1,315,110	10/16/19	(23,485)
United States Dollar	11,626,174	Swedish Krona	109,511,282	10/16/19	226,471
Gross Unrealized Appreciation					11,661,870
Gross Unrealized Depreciation					(7,393,005)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	202,181,688	-	202,181,688
Equity Securities – Common Stocks	299,776,522	557,902,072†	-	857,678,594
Equity Securities – Preferred Stocks	-	16,933,411†	-	16,933,411
Exchange –Traded Funds	104,225,316	-	-	104,225,316
Foreign Government	-	358,466,938	-	358,466,938
Investment Companies	194,695,006	-	-	195,695,006
U.S. Treasury	-	728,804,684	-	728,804,684
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	11,661,870	-	11,661,870
Options Purchased	7,577,610	-	-	7,577,610
Liabilities ($)
Other Financial Instruments:
Futures††	(6,155,367)	-	-	(6,155,367)
Forward Foreign Currency Exchange Contracts††	-	(7,393,005)	-	(7,393,005)
Options Written	(2,467,590)	-	-	(2,467,590)

†  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

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The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

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investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

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Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options

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contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to

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foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2019, accumulated net unrealized appreciation on investments was $195,198,704, consisting of $221,454,846 gross unrealized appreciation and $26,256,142 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.